Basis of Presentation and Going Concern	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Basis of Presentation and Going Concern

While the information presented in the accompanying interim condensed consolidated financial statements is unaudited, it includes all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). These interim consolidated financial statements follow the same accounting policies and methods of application as used in the May 31, 2011 audited financial statements of the Company. All adjustments are of a normal, recurring nature. Interim consolidated financial statements and the notes thereto do not contain all of the disclosures normally found in year-end audited consolidated financial statements, and these notes to interim condensed consolidated financial statements are abbreviated and contain only certain disclosures related to the six month period ended November 30, 2011. It is suggested that these interim consolidated financial statements be read in conjunction with the Company’s year-end audited May 31, 2011 financial statements. Operating results for the six month period ended November 30, 2011 are not necessarily indicative of the results that can be expected for the year ending May 31, 2012.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due.

The Company has incurred net losses during the six months ended November 30, 2011 and November 30, 2010 of $1,115,573 and $488,756 respectively. To continue as a going concern, the Company plans to raise funds through private placements and public stock offerings. These funds will be used for marketing, to retire promissory notes issued to purchase the Westshore Companies, and for payment of general and administrative expenses. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.